Valuation adjustments	12 Months Ended
Dec. 31, 2018
Valuation adjustments
Valuation adjustments

27.  Valuation adjustments

The balance of Valuation adjustments include the amounts, net of the related deferred income tax effect, of the adjustments to assets and liabilities recognized temporarily in consolidated equity through the consolidated other comprehensive income. The amounts arising from subsidiaries are presented, on a line by line basis, in the appropriate items according to their nature.

It should be noted that the consolidated statement of comprehensive income presents items separately according to their nature, grouping together those, which pursuant to the applicable IFRS, will not be subsequently reclassified to the consolidated income statement when the requirements established by the related IFRS are met. In addition, with respect to items that may be reclassified to the consolidated income statement, the consolidated statement of comprehensive income includes changes in Valuation adjustments as follows:

a)   Financial assets at fair value through other comprehensive income

     (Available-for-sale financial assets up to December 31, 2017)

Valuation adjustments - Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) include the net amount of unrealized gains or losses in the valuation of financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) (see Notes 8 and 9).

The breakdown by type of financial instrument of Valuation adjustments - Available-for-sale financial assets at December 31, 2017 and Valuation adjustments - Financial assets at fair value through other comprehensive income at December 31, 2018 is as follows:

	12/31/2017				12/31/2018
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	2,784	(849)	1,935	164,947	930	(2,156)	(1,226)	154,483
Equity instruments	23	(26)	(3)	795	—	(13)	(13)	535

Up to December 31, 2017, the Bank assessed whether there was any objective evidence that the financial instruments (debt and equity instruments) classified as Available-for-sale financial assets were impaired.

This assessment included but was not limited to an analysis of the following information: i) the issuer’s economic and financial position, the existence of default or late payment, analysis of the issuer’s solvency, the evolution of its business, short-term projections, trends observed with respect to its earnings and, if applicable, its dividend distribution policy; ii) market-related information such as changes in the general economic situation, changes in the issuer’s sector which might affect its ability to pay; iii) changes in the fair value of the security analyzed, analysis of the origins of such changes - whether they were intrinsic or the result of the general uncertainty concerning the economy or the country - and iv) independent analysts’ reports and forecasts and other independent market information.

In the case of quoted equity instruments, when the changes in the fair value of the instrument under analysis were assessed, the duration and significance of the fall in its market price below cost for the Bank was taken into account. As a general rule, for these purposes the Bank considered a significant fall to be a 40% drop in the value of the asset or a continued fall over a period of 18 months. Nevertheless, it should be noted that the Bank assesses, on a case-by-case basis, each of the securities that have suffered losses, and monitors the performance of their prices, recognizing an impairment loss as soon as it was considered that the recoverable amount could be affected, even though the price may not have fallen by the percentage or for the duration mentioned above.

If, after the above assessment had been carried out, the Bank considered that the presence of one or more of these factors could affect recovery of the cost of the asset, an impairment loss was recognized in the consolidated income statement for the loss in the consolidated other comprehensive income under Valuation adjustments. In addition, where the Bank did not intend and/or was not able to hold the investment for a sufficient amount of time to recover the cost, the instrument was written down to its fair value.

As of December 31, 2016 and as of December 31, 2017, the Bank did not recognized any losses incurred in more than twelve months arising from quoted equity instruments.

A summary of changes in the cumulative valuation adjustments recorded to Financial assets at fair value through other comprehensive income (Available-for-sale financial assets up to December 31, 2017) is as follows:

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2016	(538)	10	(528)
Valuation adjustments	(3,453)	(52)	(3,505)
Amounts reclassified to consolidated income statement	(120)	—	(120)
Income taxes	1,158	16	1,174
Balance at December 31, 2016	(2,953)	(26)	(2,979)
Valuation adjustments	1,935	(3)	1,932
Amounts reclassified to consolidated income statement	(9)	—	(9)
Income taxes	(478)	1	(477)
Balance at December 31, 2017	(1,505)	(28)	(1,533)
Adjustments on initial adoption of IFRS 9
Reclassification from Available-for-sale to Amortized cost	1,601	—	1,601
Allowance for impairment losses	13	—	13
Balance at January 1, 2018 as restated	109	(28)	81
Recognition of valuation adjustment of own equity instruments held for future equity-settled share-based payments (Note 3.6)	—	17	17
Valuation adjustments	(1,226)	(13)	(1,239)
Amounts reclassified to consolidated income statement	69	—	69
Allowance for impairment losses	2	—	2
Income taxes	371	4	375
Balance at December 31, 2018	(675)	(20)	(695)

b)   Cash flow hedges

Valuation adjustments - Cash flow hedges include the gains or losses attributable to hedging instruments that qualify as effective hedges. These amounts will remain under this heading until they are reclassified in the consolidated income statement in the periods in which the hedged items affect profit or loss (see Note 12).

The breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges is presented as follows:

	2017	2018

Accumulated (loss)/gain on cash flow hedges	302	(315)
Accumulated gain related to discontinued cash flow hedges (Note 12)	54	25
Balance at December 31,	356	(290)